Derivatives and Fair Value Disclosures - Additional Information (Detail) - Interest Rate Swap [Member]					12 Months Ended
	Dec. 10, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 01, 2018 USD ($)	Jun. 02, 2017 USD ($)	Dec. 31, 2018 USD ($) DerivativeInstrument	Dec. 31, 2017 USD ($) DerivativeInstrument
Derivatives, Fair Value [Line Items]
Derivative, notional amount | $	$ 14,472,875	$ 21,586,250	$ 32,632,000	$ 15,996,125	$ 111,477,920	$ 68,935,006
Number of instruments | DerivativeInstrument					9	6
Derivative, fixed interest rate	2.89%	2.74%	2.74%	2.12%
Interest rate swap, floating rate, based on libor					2.04%
Maturity date	Feb. 16, 2024	Dec. 11, 2022	Dec. 31, 2025	May 16, 2025
Minimum [Member]
Derivatives, Fair Value [Line Items]
Derivative, fixed interest rate					1.52%
Maturity date					2020-09
Maximum [Member]
Derivatives, Fair Value [Line Items]
Derivative, fixed interest rate					2.89%
Maturity date					2025-12